Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
4. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2017	2018
Advances to suppliers	$54,594	$307,774
Value-added tax recoverable	947,408	942,710
Deposits	361,747	416,609
Prepaid media expenses	1,135,043	809,389
Prepaid service fees	294,350	146,539
Receivable from third party for sale of non-core assets and subsidiaries (Refer to Note 5)	—	2,443,404
Other prepaid expenses	1,237,670	2,275,790
	$4,030,812	$7,342,215